Note 11 - Income Taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current					$ (186)	$ (116)
Deferred					0	0
Noncurrent					0	0
Income Tax Expense (Benefit)	$ (0)	$ (147)	$ (138)	$ (149)	$ (186)	$ (116)